Income Taxes - Reconciliation of Expected Income Tax Expense at Federal Statutory Rate of 21 Percent and 35 Percent to Company's Applicable Income Tax Expense (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Effective Income Tax Rate Reconciliation, Amount [Abstract]
Tax at statutory rate	$ 1,805	$ 1,822	$ 2,631
State income tax, at statutory rates, net of federal tax benefit	355	352	281
Revaluation of tax related assets and liabilities			(910)
Tax credits and benefits, net of related expenses	(424)	(513)	(774)
Tax-exempt income	(120)	(130)	(200)
Nondeductible legal and regulatory expenses	23	52	213
Other items	9	(29)	23
Applicable income taxes	$ 1,648	$ 1,554	$ 1,264